DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS

Discontinued Operations
The following Discontinued operations are recorded within the Corporate/Other segment.

Sale of Brazil Credicard Business
On December 20, 2013, Citi sold its non-Citibank-branded cards and consumer finance business in Brazil (Credicard) for approximately $1.24 billion.  The sale resulted in a pretax gain of $206 million ($325 million after-tax). In the fourth quarter of 2014, resolution of certain contingencies related to the disposal are reported as Income (loss) from discontinued operations. Credicard is reported as Discontinued operations for all periods presented. Summarized financial information for Discontinued operations for Credicard follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$69	$1,012	$1,045
Income (loss) from discontinued operations	$63	$(48)	$110
Gain on sale	—	206	—
Provision (benefit) for income taxes	11	(138)	19
Income (loss) from discontinued operations, net of taxes	$52	$296	$91

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows from operating activities	$—	$197	$(205)
Cash flows from investing activities	—	(207)	195
Cash flows from financing activities	—	—	16
Net cash provided by discontinued operations	$—	$(10)	$6

Sale of Certain Citi Capital Advisors Business
During the third quarter of 2012, Citi executed definitive agreements to transition a carve-out of its liquid strategies business within Citi Capital Advisors (CCA). The sale occurred pursuant to two separate transactions in 2013, creating two separate management companies. The first transaction closed in February 2013, and Citigroup retained a 24.9% passive equity interest in the management company (which is held in Citi’s Institutional Clients Group segment). The second transaction closed in August 2013. CCA is reported as Discontinued operations for all periods presented.

Summarized financial information for Discontinued operations for the operations related to CCA follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$—	$74	$60
Income (loss) from discontinued operations	$(7)	$(158)	$(123)
Gain on sale	—	62	—
Provision (benefit) for income taxes	(3)	(30)	(44)
Income (loss) from discontinued operations, net of taxes	$(4)	$(66)	$(79)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows from operating activities	$—	$(43)	$(4)
Cash flows from investing activities	—	—	4
Cash flows from financing activities	—	43	—
Net cash provided by discontinued operations	$—	$—	$—

Sale of Egg Banking plc Credit Card Business
In April 2011, Citi completed the sale of the Egg Banking plc (Egg) credit card business. Summarized financial information for Discontinued operations for the operations related to Egg follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$5	$—	$1
Income (loss) from discontinued operations	$(46)	$(62)	$(96)
Gain (loss) on sale	—	—	(1)
Provision (benefit) for income taxes	(16)	(22)	(34)
Income (loss) from discontinued operations, net of taxes	$(30)	$(40)	$(63)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash flows from Discontinued operations related to Egg were not material for all periods presented.

Audit of Citi German Consumer Tax Group
Citi sold its German retail banking operations in 2007 and reported them as Discontinued operations. During the third quarter of 2013, German tax authorities concluded their audit of Citi’s German consumer tax group for the years 2005-2008. This resolution resulted in a pretax benefit of $27 million and a tax benefit of $57 million ($85 million total net income benefit) during the third quarter of 2013, all of which was included in Discontinued operations. During 2014, residual costs associated with German retail banking operations resulted in a tax expense of $20 million.

Combined Results for Discontinued Operations
The following is summarized financial information for Credicard, CCA, Egg and previous Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$74	$1,086	$1,106
Income (loss) from discontinued operations	$10	$(242)	$(109)
Gain on sale	—	268	(1)
Provision (benefit) for income taxes	12	(244)	(52)
Income (loss) from discontinued operations, net of taxes	$(2)	$270	$(58)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows used in operating activities	$—	$154	$(209)
Cash flows from investing activities	—	(207)	199
Cash flows from financing activities	—	43	16
Net cash provided by discontinued operations	$—	$(10)	$6

Significant Disposals
The following sales were identified as significant disposals, including the assets and liabilities that were reclassified to held-for-sale within Other assets and Other liabilities on the Consolidated Balance Sheet and the Income (loss) before taxes (benefits) related to each business.

Agreement to Sell Japan Retail Banking Business
On December 25, 2014, Citi entered into an agreement to sell its Japan retail banking business that will be reported as part of Citi Holdings effective January 1, 2015. The sale, which is subject to regulatory approvals and other customary closing conditions, is expected to occur by the fourth quarter of 2015 and result in an after-tax gain upon completion. Income before taxes for the period in which the individually significant component was classified as held-for-sale and for all prior periods are as follows:

In millions of dollars	2014	2013	2012
Income before taxes	$(5)	$31	$(4)

The following assets and liabilities for the Japan retail banking business were identified and reclassified to held-for-sale within Other assets and Other liabilities on the Consolidated Balance Sheet at December 31, 2014:

In millions of dollars	December 31, 2014
Assets
Cash and deposits with banks	$151
Loans (net of allowance of $2 million)	544
Goodwill	51
Other assets, advances to/from subs	19,854
Other assets	66
Total assets	$20,666
Liabilities
Deposits	$20,605
Other liabilities	61
Total liabilities	$20,666

Sale of Spain Consumer Operations
On September 22, 2014, Citi sold its consumer operations in Spain, which was part of Citi Holdings, including $1.7 billion of consumer loans (net of allowance), $3.4 billion of assets under management, $2.2 billion of customer deposits, 45 branches, 48 ATMs and 938 employees, with the buyer assuming the related current pension commitments at closing. The transaction generated a pretax gain on sale of $243 million ($131 million after-tax). Income before taxes for the period in which the individually significant component was classified as held for sale and for all prior periods are as follows:

In millions of dollars	2014	2013	2012
Income before taxes	$373	$59	$6

Sale of Greece Consumer Operations
On September 30, 2014, Citi sold its consumer operations in Greece, which were part of Citi Holdings, including $353 million of consumer loans (net of allowance), $1.1 billion of assets under management, $1.2 billion of customer deposits, 20 branches, 85 ATMs and 719 employees, with the buyer assuming certain limited pension obligations related to Diners’ Club’s employees at closing. The transaction generated a pretax gain on sale of $209 million ($91 million after-tax).
Income before taxes for the period in which the individually significant component was classified as held-for-sale and for all prior periods are as follows:

In millions of dollars	2014	2013	2012
Income before taxes	$133	$(113)	$(258)